Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 8,965,457	$ 19,424,059
Accounts receivable, net	297,149	188,358
Inventories	2,213,286	2,612,011
Operating lease right of use assets	36,020	223,646
Other current assets	2,677,183	3,247,640
- VAT receivables	2,024,581	2,251,049
- Other	652,602	996,591
Total current assets	14,189,095	25,695,714
Non-current assets
Property, equipment and deposits, net	9,441,829	13,531,475
Operating lease right of use assets	682,449	800,093
Intangible assets	690,925	183,887
Total non-current assets	10,815,203	14,515,455
Total assets	25,004,298	40,211,169
Current liabilities
Short-term financial liabilities, net	9,000,229	10,447,905
Accounts payable	2,055,414	2,796,376
Operating lease liabilities	274,135	412,564
Deferred revenue	1,616,940	1,550,208
Accrued expenses and other current liabilities	2,564,303	2,295,163
Total current liabilities	15,511,021	17,502,216
Non-current liabilities
Long-term financial liabilities, net	60,151,758	54,802,791
Operating lease liabilities	178,612	277,956
Other non-current liabilities	336,400	325,864
Total non-current liabilities	60,666,770	55,406,611
Total liabilities	76,177,791	72,908,827
Stockholders’ equity
Common stock	5,860	5,703
Share premium	43,853,772	40,460,834
Accumulated other comprehensive loss	(7,557,999)	(7,557,999)
Accumulated deficit	(87,475,126)	(65,606,196)
Total stockholders’ equity	(51,173,493)	(32,697,658)
Total liabilities and stockholders’ equity	$ 25,004,298	$ 40,211,169